Right-of-use assets (Details Narrative)	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Effective date of revaluation, right-of-use assets	The Group leases office premises, some of which include options to extend or terminate the leases. Management has assessed these options on a lease-by-lease basis and has excluded extension periods and early termination clauses from the lease term where it is not reasonably certain that the respective options will be exercised. Accordingly, the related lease liabilities and right-of-use assets have been measured based on the lease term excluding such optional periods.